Income Tax (Details Narrative) (USD $)	12 Months Ended
Apr. 30, 2014
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 344,000
Carryforward Expiration Date	Jan. 01, 2027
Effective Income Tax Rate	34.00%